Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 101,548	[2]	$ 100,404		$ 96,843
Profit for the year	[1],[3]	4,190		9,578		3,468
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		2,416		(3,787)		1,771
Costs of hedging reclassified to the income statement						14
Costs of hedging (including reclassifications), Net of tax		55		(179)
Cash flow hedges and costs of hedging (including reclassifications)		5		(6)		396
Share of items relating to equity-accounted entities, net of tax	[3]	82		417		564
Other		(64)		7		(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		171		1,599		2,343
Costs of hedges that will subsequently be transferred to the balance sheet		(3)		(37)
Total comprehensive income	[1],[3]	6,847		7,598		8,484
Dividends	[1],[4]	(7,142)		(6,869)		(6,294)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	23		26
Repurchase of ordinary share capital	[1]	(1,511)		(355)		(343)
Share-based payments, net of tax	[1]	719		703		687
Share of equity-accounted entities’ changes in equity, net of tax	[1]	5		14		215
Transactions involving non-controlling interests, net of tax	[1]	549		207		812
Equity outstanding, end of period	[1]	100,708		101,548	[2]	100,404
Total share capital and capital reserves
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	46,352		46,122		46,122
Items that will not be reclassified to profit or loss
Dividends		0		0		0
Repurchase of ordinary share capital		0		0
Share-based payments, net of tax		173	[1]	230	[1]	0
Equity outstanding, end of period	[1]	46,525		46,352		46,122
Share capital
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		5,402		5,343		5,284
Items that will not be reclassified to profit or loss
Dividends		52		49		72
Repurchase of ordinary share capital		(59)		(13)		(13)
Share-based payments, net of tax		9		23		0
Equity outstanding, end of period		5,404		5,402		5,343
Share premium account
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,305		12,147		12,219
Items that will not be reclassified to profit or loss
Dividends		(52)		(49)		(72)
Share-based payments, net of tax		164		207		0
Equity outstanding, end of period		12,417		12,305		12,147
Capital redemption reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		1,439		1,426		1,413
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		59		13		13
Equity outstanding, end of period		1,498		1,439		1,426
Merger reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206		27,206		27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period		27,206		27,206		27,206
Treasury shares
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(15,767)		(16,958)		(18,443)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	1,355		1,191		1,485
Equity outstanding, end of period	[1]	(14,412)		(15,767)		(16,958)
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(8,902)		(5,156)		(6,878)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		2,407		(3,746)		1,722
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	2,407		(3,746)		1,722
Equity outstanding, end of period	[1]	(6,495)		(8,902)		(5,156)
Available- for-sale investments
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		0		17		3
Items that may be reclassified subsequently to profit or loss
Costs of hedging reclassified to the income statement						14
Items that will not be reclassified to profit or loss
Total comprehensive income				0		14
Equity outstanding, end of period		0		0		17
Cash flow hedges
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(777)		(760)		(1,156)
Items that may be reclassified subsequently to profit or loss
Costs of hedging (including reclassifications), Net of tax		5		(6)
Cash flow hedges and costs of hedging (including reclassifications)						396
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(3)		(37)
Total comprehensive income		2		(43)		396
Cash flow hedges transferred to the balance sheet, net of tax		23		26
Equity outstanding, end of period		(752)		(777)		(760)
Costs of hedging
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(210)		0		0
Items that may be reclassified subsequently to profit or loss
Costs of hedging (including reclassifications), Net of tax		50		(173)
Items that will not be reclassified to profit or loss
Total comprehensive income		50		(173)
Equity outstanding, end of period		(160)		(210)		0
Total fair value reserves
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(987)		(743)		(1,153)
Items that may be reclassified subsequently to profit or loss
Costs of hedging reclassified to the income statement						14
Costs of hedging (including reclassifications), Net of tax		55		(179)
Cash flow hedges and costs of hedging (including reclassifications)						396
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(3)		(37)
Total comprehensive income	[1]	52		(216)		410
Cash flow hedges transferred to the balance sheet, net of tax		23	[1]	26
Equity outstanding, end of period	[1]	(912)		(987)		(743)
Profit and loss account
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	78,748		75,226		75,638
Profit for the year	[1]	4,026		9,383		3,389
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)				0		(3)
Share of items relating to equity-accounted entities, net of tax		82		417		564
Other		(64)		7		(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		171		1,599		2,343
Total comprehensive income	[1]	4,215		11,406		6,221
Dividends	[1],[4]	(6,929)		(6,699)		(6,153)
Repurchase of ordinary share capital	[1]	(1,511)		(355)		(343)
Share-based payments, net of tax	[1]	(809)		(718)		(798)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	5		14		215
Transactions involving non-controlling interests, net of tax		316	[1]	0		446	[1]
Equity outstanding, end of period	[1]	73,706		78,748		75,226
BP shareholders’ equity
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	99,444		98,491		95,286
Profit for the year	[1]	4,026		9,383		3,389
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		2,407		(3,746)		1,719
Costs of hedging reclassified to the income statement						14
Costs of hedging (including reclassifications), Net of tax		55		(179)
Cash flow hedges and costs of hedging (including reclassifications)						396
Share of items relating to equity-accounted entities, net of tax		82		417		564
Other		(64)		7		(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		171		1,599		2,343
Costs of hedges that will subsequently be transferred to the balance sheet		(3)		(37)
Total comprehensive income	[1]	6,674		7,444		8,353
Dividends	[1],[4]	(6,929)		(6,699)		(6,153)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	23		26
Repurchase of ordinary share capital	[1]	(1,511)		(355)		(343)
Share-based payments, net of tax	[1]	719		703		687
Share of equity-accounted entities’ changes in equity, net of tax	[1]	5		14		215
Transactions involving non-controlling interests, net of tax		316	[1]	0		446	[1]
Equity outstanding, end of period	[1]	98,412		99,444		98,491
Non- controlling interests
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	2,104		1,913		1,557
Profit for the year	[1]	164		195		79
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		9		(41)		52
Items that will not be reclassified to profit or loss
Total comprehensive income		173	[1]	154	[1]	131
Dividends	[1],[4]	(213)		(170)		(141)
Transactions involving non-controlling interests, net of tax	[1]	233		207		366
Equity outstanding, end of period	[1]	$ 2,296		2,104		$ 1,913
IPO | BP Midstream Partners LP
Items that will not be reclassified to profit or loss
Proceeds form issuance of equity				$ 811
Disposal Group, Disposed of by Sale
Disclosure of reserves within equity [line items]
Proportion of ownership interest in joint operation		49.00%

[1]	See Note 32 for further information.
[2]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.
[3]	See Note 32 for further information.
[4]	See Note 10 for further information.